Intangible assets (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Intangible assets
Accumulated amortization	$ (401,818)		¥ (1,962,489)		¥ (2,797,373)
Intangible assets, net	5,045,635		28,400,406		35,126,704
Insurance broker license	86,185	¥ 600,000	26,000,000
Amortization expenses	119,924	¥ 834,884	389,829	¥ 678,692
Future amortization expenses
2020	173,353				1,206,846
2021	138,366				963,277
2022	130,279				906,974
2023	127,583				888,206
2024	127,583				888,206
License
Intangible assets
Intangible assets, Gross	3,820,851		26,000,000		26,600,000
Software and others
Intangible assets
Intangible assets, Gross	$ 1,626,602		¥ 4,362,895		¥ 11,324,077